Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥) segment	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 CNY (¥)	Apr. 01, 2022 CNY (¥)
Principal Accounting Policies [Line Items]
Short-term investments						¥ 69,797
Short-term borrowings						64,000
Cumulative-effect to retained earnings				¥ 2,800
Reporting unit				1	1
Total contract liabilities									¥ 4,500	¥ 7,000
Recognized revenue				¥ 3,700		3,000
Unearned revenue				1,600
Cost of revenue	¥ 197,961	$ 28,209	¥ 311,435	568,615	$ 78,752	858,608	¥ 943,698
Advertising expenses				26,000		44,000	81,000
Research and development expenses				2,200		3,700	11,300
Government subsidies				¥ 3,000		300	200
Reportable segment (in segment) | segment				1	1
Cost of Product Sales [Member]
Principal Accounting Policies [Line Items]
Cost of revenue				¥ 560,100		842,700	930,400
Cost of Services [Member]
Principal Accounting Policies [Line Items]
Cost of revenue				¥ 8,500		¥ 15,900	¥ 13,300
US [Member]
Principal Accounting Policies [Line Items]
Convenience translation exchange rate published by the federal reserve board				1				1
China, Yuan Renminbi
Principal Accounting Policies [Line Items]
Convenience translation exchange rate published by the federal reserve board				7.2203				7.2203
US [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china						1
China, Yuan Renminbi
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china				7.095		6.8717		7.095